Shareholder Report, Line Graph (Details) 194912_Aristotle International Equity Fund_Class I_TSR Annual {Class I} - USD ($)				12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Oct. 20, 2023	Mar. 31, 2026
Class I
Account Value [Line Items]
Accumulated Value	$ 624,321	$ 590,716	$ 500,000	$ 712,522
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI AC WORLD INDEX ex USA Net (USD)
Accumulated Value	629,985	593,844	500,000	$ 786,945
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Net (USD)
Accumulated Value	$ 634,528	$ 604,993	$ 500,000	$ 769,485